Schedule of Long-Lived Assets (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Less: accumulated depreciation		$ (9,467)	$ (2,230)
Useful Lives	3 years	3 years
Property, Plant and Equipment, Net	$ 22,581	$ 24,215	31,273
Machinery and equipment [Member]
Machinery and equipment		$ 33,682	$ 33,503
Machinery and equipment [Member] | Minimum [Member]
Useful Lives		3 years
Machinery and equipment [Member] | Maximum [Member]
Useful Lives		5 years